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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000


Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
Address: 11975 El Camino Real, Suite 300
         San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jay N. Sitlani
Title:     Director of Operations
Phone:     858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 02/07/02


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   2

Form 13F Information Table Value Total:   $ 51,882

This filing lists securities holdings reported on the form 13F filed on December 31, 2000 pursuant to a request for confidential treatment and for which confidential treatment expired on December 31, 2001.

List of Other Included Managers:
NONE


                         FORM 13F INFORMATION TABLE


                                                         VALUE    SHARES/  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
     NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL  DSCRETN   MANAGERS    SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- -----
National Semiconductor Corp.        COM       637640103 $ 40,753 2,025,000 SH          SOLE             2,025,000
Pactiv Corp.                        COM       695257105 $ 11,129   899,300 SH          SOLE               899,300



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